Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB TRUST
Entity Central Index Key	0001129870
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028751
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	ABVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
AssetsNet	$ 507,997,619
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,126,823
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Material Fund Change [Text Block]
C000028748
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class A
Trading Symbol	ABVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[2]
AssetsNet	$ 507,997,619
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,126,823
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Material Fund Change [Text Block]
C000028750
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class C
Trading Symbol	ABVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.60%	[3]
AssetsNet	$ 507,997,619
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,126,823
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Material Fund Change [Text Block]
C000028754
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class I
Trading Symbol	ABVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 507,997,619
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,126,823
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Material Fund Change [Text Block]
C000254617
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class Z
Trading Symbol	ABVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$31	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[5]
AssetsNet	$ 507,997,619
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,126,823
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Material Fund Change [Text Block]
C000028758
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Advisor Class
Trading Symbol	ABYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYSX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[6]
AssetsNet	$ 2,434,387,947
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,909,389
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Material Fund Change [Text Block]
C000028755
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class A
Trading Symbol	ABASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABASX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[7]
AssetsNet	$ 2,434,387,947
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,909,389
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Material Fund Change [Text Block]
C000028757
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class C
Trading Symbol	ABCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCSX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.83%	[8]
AssetsNet	$ 2,434,387,947
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,909,389
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Material Fund Change [Text Block]
C000028761
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class I
Trading Symbol	ABSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[9]
AssetsNet	$ 2,434,387,947
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,909,389
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Material Fund Change [Text Block]
C000135456
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class Z
Trading Symbol	ABSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[10]
AssetsNet	$ 2,434,387,947
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,909,389
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Material Fund Change [Text Block]
C000028765
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Advisor Class
Trading Symbol	ABIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[11]
AssetsNet	$ 134,652,205
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 271,252
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Material Fund Change [Text Block]
C000028762
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class A
Trading Symbol	ABIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[12]
AssetsNet	$ 134,652,205
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 271,252
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Material Fund Change [Text Block]
C000028764
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class C
Trading Symbol	ABICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABICX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.90%	[13]
AssetsNet	$ 134,652,205
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 271,252
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Material Fund Change [Text Block]
C000028768
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class I
Trading Symbol	AIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIVIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[14]
AssetsNet	$ 134,652,205
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 271,252
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized